Schedule of Investments - September 30, 2019
Hotchkis & Wiley Capital Income Fund (Unaudited)

	Shares
COMMON STOCKS - 61.59%	Held	Value
COMMUNICATION SERVICES - 3.81%
Media - 2.44%
CBS Corp.	1,312	$52,965
Discovery, Inc. (a)	15,233	375,037
MDC Partners, Inc. (a)	43,037	121,364
		549,366
Wireless Telecommunication Services - 1.37%
Vodafone Group PLC - ADR (c)	15,423	307,072
TOTAL COMMUNICATION SERVICES		856,438

CONSUMER DISCRETIONARY - 6.51%
Auto Components - 2.12%
Adient PLC (a)	4,352	99,922
Magna International, Inc.	7,067	376,883
		476,805
Automobiles - 1.37%
General Motors Company	8,194	307,111
General Motors Company - Escrow (Acquired 12/31/2010, Cost $0) (a) (f) (i) (m) (u)	4,600	0
		307,111
Specialty Retail - 1.97%
Bed Bath & Beyond, Inc.	9,175	97,622
Kingfisher PLC - ADR	11,333	57,515
Office Depot, Inc.	163,996	287,813
		442,950
Textiles, Apparel & Luxury Goods - 1.05%
Quiksilver, Inc. (Acquired 07/11/2013 - 05/12/2016, Cost $351,163) (a) (f) (i) (m) (u)	6,960	236,640
TOTAL CONSUMER DISCRETIONARY		1,463,506

CONSUMER STAPLES - 0.30%
Food & Staples Retailing - 0.30%
Tesco PLC - ADR	7,604	67,219
TOTAL CONSUMER STAPLES		67,219

ENERGY - 5.88%
Energy Equipment & Services - 1.19%
C&J Energy Services, Inc. (a)	8,290	88,951
Fieldwood Energy, Inc. (Acquired 05/03/2018, Cost $34,085) (a) (i) (m)	1,461	40,178
Fieldwood Energy, Inc. (a) (i)	395	10,863
Frank's International NV (a)	13,469	63,977
Nine Energy Service, Inc. (a)	2,229	13,753
Quintana Energy Services, Inc. (a)	24,095	49,154
		266,876
Oil, Gas & Consumable Fuels - 4.69%
Apache Corp.	2,900	74,240
Bellatrix Exploration Ltd. (a)	1,863	592
Cairn Energy PLC - ADR (a)	62,236	294,999
Kosmos Energy Ltd.	43,966	274,348
Marathon Oil Corp.	5,030	61,718
Murphy Oil Corp.	2,467	54,545
PetroQuest Energy, Inc. (a) (i)	4,513	13,539
Rockhopper Exploration PLC (a) (v)	104,917	24,884
Warren Resources, Inc. (Acquired 11/23/2016, Cost $2,157) (a) (f) (i) (m) (u)	1,559	16
Whiting Petroleum Corp. (a)	31,791	255,282
		1,054,163
TOTAL ENERGY		1,321,039

FINANCIALS - 20.13%
Banks - 9.55%
Bank of America Corp.	5,609	163,615
Barclays PLC - ADR	25,259	185,401
BNP Paribas SA - ADR	4,167	101,133
Citigroup, Inc.	4,673	322,811
Citizens Financial Group, Inc.	6,564	232,169
Credito Valtellinese SpA (a) (v)	2,445,619	166,593
Popular, Inc.	3,062	165,593

Societe Generale SA - ADR	53,281	293,578
Wells Fargo & Company	10,190	513,984
		2,144,877
Capital Markets - 5.68%
Credit Suisse Group AG - ADR (a)	10,880	132,845
Fifth Street Asset Management, Inc. (a) (i)	176,631	280,843
The Goldman Sachs Group, Inc.	2,325	481,809
Motors Liquidation Company GUC Trust (a)	37,448	381,221
		1,276,718
Consumer Finance - 0.85%
Capital One Financial Corp.	1,401	127,463
Synchrony Financial	1,851	63,101
		190,564
Insurance - 4.05%
American International Group, Inc. (c)	9,885	550,595
Global Indemnity Ltd.	1,897	47,368
Tokio Marine Holdings, Inc. - ADR	3,794	203,510
Zurich Insurance Group AG - ADR	2,833	108,518
		909,991
TOTAL FINANCIALS		4,522,150

HEALTH CARE - 1.48%
Health Care Equipment & Supplies - 0.55%
Medtronic PLC	1,130	122,741

Health Care Providers & Services - 0.37%
Anthem, Inc.	350	84,035

Pharmaceuticals - 0.56%
GlaxoSmithKline PLC - ADR	2,968	126,674
TOTAL HEALTH CARE		333,450

INDUSTRIALS - 12.53%
Aerospace & Defense - 2.11%
BAE Systems PLC - ADR	13,501	380,593
Embraer SA - ADR	5,413	93,374
		473,967
Air Freight & Logistics - 1.60%
Royal Mail PLC - ADR	69,722	360,114

Building Products - 0.93%
Masonite International Corp. (a)	3,586	207,988

Commercial Services & Supplies - 0.54%
Quad/Graphics, Inc.	11,478	120,634

Construction & Engineering - 0.78%
Tutor Perini Corp. (a)	12,240	175,399

Industrial Conglomerates - 2.56%
General Electric Company	64,255	574,440

Machinery - 2.46%
CNH Industrial NV	17,710	179,757
Cummins, Inc.	786	127,859
Danieli & C Officine Meccaniche SpA - ADR	22,965	245,725
		553,341
Marine - 0.30%
Matson, Inc.	1,815	68,081

Professional Services - 0.28%
Hudson Global, Inc. (a)	5,156	63,264

Road & Rail - 0.48%
AMERCO	275	107,261

Trading Companies & Distributors - 0.49%
RA Parent, Inc. (Acquired 12/23/2014 - 01/18/2018, Cost $192,714) (a) (f) (i) (m) (u)	3	109,416
TOTAL INDUSTRIALS		2,813,905

INFORMATION TECHNOLOGY - 6.25%
Communications Equipment - 0.54%
Telefonaktiebolaget LM Ericsson - ADR	15,246	121,663

Electronic Equipment, Instruments & Components - 1.14%
Corning, Inc. (c)	8,984	256,224

IT Services - 0.31%
KBR, Inc.	2,860	70,184

Software - 2.70%
Microsoft Corp. (c)	2,395	332,977
Oracle Corp.	4,959	272,894
		605,871
Technology Hardware, Storage & Peripherals - 1.56%
Hewlett Packard Enterprise Company	23,013	349,107
TOTAL INFORMATION TECHNOLOGY		1,403,049

MATERIALS - 1.70%
Chemicals - 0.33%
Hexion Holdings Corp. (a)	2,489	28,001
Iracore Investments Holdings, Inc. - Class A (Acquired 04/13/2017, Cost $57,250) (a) (f) (i) (m) (u)	269	46,301
		74,302
Metals & Mining - 1.37%
American Zinc Recycling LLC (Acquired 07/19/2012 - 09/30/2016, Cost $404,157) (a) (f) (i) (m) (u)	860	307,407
TOTAL MATERIALS		381,709

REAL ESTATE - 3.00%
Equity Real Estate Investment Trusts - 3.00%
The GEO Group, Inc. (c)	13,729	238,061
Seritage Growth Properties	10,239	435,055
TOTAL REAL ESTATE		673,116
Total common stocks (Cost $14,675,952)		13,835,581

PREFERRED STOCKS - 0.15%
CONSUMER STAPLES - 0.15%
Food Products - 0.15%
Pinnacle Agriculture Enterprises LLC (Acquired 03/10/2017, Cost $69,351) (a) (f) (i) (m) (u)	94,387	34,262
TOTAL CONSUMER STAPLES		34,262
Total preferred stocks (Cost $69,351)		34,262

	Principal
CONVERTIBLE BONDS - 0.35%	Amount
REAL ESTATE - 0.35%
Equity Real Estate Investment Trusts - 0.35%
Colony Capital, Inc.
3.875%, 01/15/2021	$80,000	79,200
TOTAL REAL ESTATE		79,200
Total convertible bonds (Cost $77,384)		79,200

CORPORATE BONDS - 32.53%
COMMUNICATION SERVICES - 2.72%
Media - 2.23%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.375%, 06/01/2029 (r)	90,000	96,075
Harland Clarke Holdings Corp.
9.250%, 03/01/2021 (r)	70,000	65,625
8.375%, 08/15/2022 (r)	38,000	31,350
MDC Partners, Inc.
6.500%, 05/01/2024 (r)	82,000	75,133
Meredith Corp.
6.875%, 02/01/2026	61,000	62,296
Salem Media Group, Inc.
6.750%, 06/01/2024 (r)	103,000	89,610
Townsquare Media, Inc.
6.500%, 04/01/2023 (r)	81,000	81,101
		501,190

Wireless Telecommunication Services - 0.49%
Sprint Capital Corp.
6.875%, 11/15/2028	41,000	44,801
Telesat Canada / Telesat LLC
8.875%, 11/15/2024 (r)	60,000	64,428
		109,229
TOTAL COMMUNICATION SERVICES		610,419

CONSUMER DISCRETIONARY - 6.01%
Auto Components - 1.27%
Adient Global Holdings Ltd.
4.875%, 08/15/2026 (r)	84,000	68,669
Adient US LLC
7.000%, 05/15/2026 (r)	35,000	36,663
Allison Transmission, Inc.
5.875%, 06/01/2029 (r)	45,000	48,938
Delphi Technologies PLC
5.000%, 10/01/2025 (r)	73,000	64,970
The Goodyear Tire & Rubber Company
4.875%, 03/15/2027	68,000	67,310
		286,550
Hotels, Restaurants & Leisure - 2.12%
Boyd Gaming Corp.
6.000%, 08/15/2026	57,000	60,343
International Game Technology PLC
6.250%, 01/15/2027 (r)	5,000	5,575
Jacobs Entertainment, Inc.
7.875%, 02/01/2024 (r)	71,000	75,970
National CineMedia LLC
5.750%, 08/15/2026	75,000	73,125
Penn National Gaming, Inc.
5.625%, 01/15/2027 (r)	85,000	87,974
Twin River Worldwide Holdings, Inc.
6.750%, 06/01/2027 (r)	65,000	68,413
Wynn Macau Ltd.
5.500%, 10/01/2027 (r)	79,000	80,185
Yum! Brands, Inc.
4.750%, 01/15/2030 (r)	23,000	23,776
		475,361
Household Durables - 0.97%
TopBuild Corp.
5.625%, 05/01/2026 (r)	70,000	73,063
TRI Pointe Group, Inc.
5.250%, 06/01/2027	69,000	69,518
Weekley Homes LLC / Weekley Finance Corp.
6.000%, 02/01/2023	76,000	76,159
		218,740
Leisure Products - 0.23%
Vista Outdoor, Inc.
5.875%, 10/01/2023	55,000	50,875

Multiline Retail - 0.41%
JC Penney Corp., Inc.
5.875%, 07/01/2023 (r)	106,000	91,690

Specialty Retail - 0.71%
Cumberland Farms, Inc.
6.750%, 05/01/2025 (r)	8,000	8,588
Liberty Interactive LLC
8.250%, 02/01/2030	70,000	73,675
Parkland Fuel Corp.
5.875%, 07/15/2027 (r)	15,000	15,777
Sonic Automotive, Inc.
5.000%, 05/15/2023	61,000	62,068
		160,108
Textiles, Apparel & Luxury Goods - 0.30%
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC
7.500%, 05/01/2025 (r)	75,000	67,688
TOTAL CONSUMER DISCRETIONARY		1,351,012

CONSUMER STAPLES - 0.61%
Food Products - 0.22%
Pinnacle Operating Corp.
9.000%, 05/15/2023 (i) (r)	135,499	48,780

Household Products - 0.39%
Energizer Holdings, Inc.
6.375%, 07/15/2026 (r)	81,000	86,964
TOTAL CONSUMER STAPLES		135,744

ENERGY - 6.39%
Energy Equipment & Services - 2.94%
Apergy Corp.
6.375%, 05/01/2026	75,000	74,813
Exterran Energy Solutions LP / EES Finance Corp.
8.125%, 05/01/2025	77,000	77,096
Jonah Energy LLC / Jonah Energy Finance Corp.
7.250%, 10/15/2025 (i) (r)	94,000	32,430
McDermott Technology Americas, Inc. / McDermott Technology US, Inc.
10.625%, 05/01/2024 (i) (r)	71,000	17,218
Moss Creek Resources Holdings, Inc.
7.500%, 01/15/2026 (r)	103,000	76,349
Nine Energy Service, Inc.
8.750%, 11/01/2023 (r)	65,000	52,975
Noble Holding International Ltd.
7.875%, 02/01/2026 (r)	30,000	21,750
SESI LLC
7.750%, 09/15/2024	80,000	46,800
Shelf Drilling Holdings Ltd.
8.250%, 02/15/2025 (r)	114,000	97,469
Transocean Poseidon Ltd.
6.875%, 02/01/2027 (r)	30,000	31,050
Transocean, Inc.
9.000%, 07/15/2023 (r)	51,000	53,104
Ultra Resources, Inc.
7.125%, 04/15/2025 (i) (r)	136,000	11,560
Unit Corp.
6.625%, 05/15/2021	90,000	68,850
		661,464
Oil, Gas & Consumable Fuels - 3.45%
American Midstream Partners LP / American Midstream Finance Corp.
9.500%, 12/15/2021 (r)	86,000	81,270
Bellatrix Exploration Ltd.
8.500%, 09/11/2023 (f) (i) (u)	60,000	54,000
3.000% Cash and 9.500% PIK, 12/15/2023 (f) (i) (p) (u)	65,000	32,500
Callon Petroleum Company
6.375%, 07/01/2026	69,000	67,679
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.500%, 04/15/2021	31,000	31,060
GasLog Ltd.
8.875%, 03/22/2022	78,000	81,120
HighPoint Operating Corp.
8.750%, 06/15/2025	94,000	84,600
Lonestar Resources America, Inc.
11.250%, 01/01/2023 (r)	76,000	62,510
PBF Holding Company LLC / PBF Finance Corp.
7.250%, 06/15/2025	59,000	61,360
PBF Logistics LP / PBF Logistics Finance Corp.
6.875%, 05/15/2023	52,000	53,722
PetroQuest Energy, Inc.
10.000% PIK, 02/15/2024 (p)	42,679	35,637
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (r)	95,000	95,949
Whiting Petroleum Corp.
6.625%, 01/15/2026	49,000	33,320
		774,727
TOTAL ENERGY		1,436,191

FINANCIALS - 1.14%
Banks - 0.63%
BNP Paribas SA
6.625% (Fixed until 03/24/2024, then 5 Year Swap Rate USD + 4.149%), Perpetual (r)	60,000	63,268

Societe Generale SA
7.375% (Fixed until 09/12/2021, then 5 Year Swap Rate USD + 6.238%), Perpetual (r)	75,000	79,095
		142,363
Consumer Finance - 0.43%
Credit Acceptance Corp.
6.625%, 03/15/2026 (r)	90,000	96,525

Insurance - 0.08%
CNO Financial Group, Inc.
5.250%, 05/30/2029	16,000	17,560
TOTAL FINANCIALS		256,448

HEALTH CARE - 2.95%
Health Care Providers & Services - 2.17%
CHS / Community Health Systems, Inc.
6.875%, 02/01/2022	117,000	89,359
8.000%, 03/15/2026 (r)	90,000	90,000
DaVita, Inc.
5.000%, 05/01/2025	66,000	66,000
HCA, Inc.
5.875%, 02/01/2029	110,000	123,200
Tenet Healthcare Corp.
6.250%, 02/01/2027 (r)	60,000	62,469
5.125%, 11/01/2027 (r)	55,000	56,903
		487,931
Pharmaceuticals - 0.78%
Bausch Health Companies, Inc.
7.250%, 05/30/2029 (r)	71,000	77,730
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.000%, 07/15/2023 (r)	96,000	59,362
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.625%, 10/15/2023 (i) (r)	111,000	37,185
		174,277
TOTAL HEALTH CARE		662,208

INDUSTRIALS - 6.90%
Aerospace & Defense - 0.57%
F-Brasile SpA / F-Brasile US LLC
7.375%, 08/15/2026 (r)	55,000	57,475
TransDigm, Inc.
6.250%, 03/15/2026 (r)	65,000	69,956
		127,431
Air Freight & Logistics - 0.25%
XPO Logistics, Inc.
6.750%, 08/15/2024 (r)	51,000	55,335

Building Products - 1.27%
Ashton Woods USA LLC / Ashton Woods Finance Company
6.750%, 08/01/2025 (r)	75,000	75,188
Builders FirstSource, Inc.
6.750%, 06/01/2027 (r)	70,000	75,775
Masonite International Corp.
5.750%, 09/15/2026 (r)	55,000	58,231
Standard Industries, Inc.
6.000%, 10/15/2025 (r)	73,000	76,902
		286,096
Commercial Services & Supplies - 1.45%
Aptim Corp.
7.750%, 06/15/2025 (r)	105,000	75,075
Herc Holdings, Inc.
5.500%, 07/15/2027 (r)	63,000	65,678
LSC Communications, Inc.
8.750%, 10/15/2023 (r)	47,000	34,545
Matthews International Corp.
5.250%, 12/01/2025 (r)	91,000	86,450
Vizient, Inc.
6.250%, 05/15/2027 (r)	60,000	64,500
		326,248
Construction & Engineering - 0.39%
Tutor Perini Corp.
6.875%, 05/01/2025 (r)	91,000	88,498

Industrial Conglomerates - 0.76%
General Electric Company
4.500%, 03/11/2044	40,000	42,920
5.000% (Fixed until 01/21/2021, then 3 Month LIBOR USD + 3.330%), Perpetual	135,000	128,287
		171,207
Machinery - 1.95%
Cleaver-Brooks, Inc.
7.875%, 03/01/2023 (r)	85,000	80,750
EnPro Industries, Inc.
5.750%, 10/15/2026	65,000	69,469
Meritor, Inc.
6.250%, 02/15/2024	57,000	58,781
Navistar International Corp.
6.625%, 11/01/2025 (r)	78,000	79,560
Stevens Holding Company, Inc.
6.125%, 10/01/2026 (r)	80,000	85,500
Titan International, Inc.
6.500%, 11/30/2023	80,000	64,000
		438,060
Trading Companies & Distributors - 0.26%
Beacon Roofing Supply, Inc.
4.875%, 11/01/2025 (r)	59,000	58,115
TOTAL INDUSTRIALS		1,550,990

INFORMATION TECHNOLOGY - 1.90%
Communications Equipment - 0.56%
CommScope Technologies LLC
6.000%, 06/15/2025 (r)	76,000	68,971
CommScope, Inc.
6.000%, 03/01/2026 (r)	55,000	57,189
		126,160
Electronic Equipment, Instruments & Components - 0.29%
Ingram Micro, Inc.
5.450%, 12/15/2024	63,000	65,314

Semiconductors & Semiconductor Equipment - 0.33%
Qorvo, Inc.
5.500%, 07/15/2026	71,000	75,171

Software - 0.48%
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc.
6.000%, 07/15/2025 (r)	45,000	47,682
Nuance Communications, Inc.
5.625%, 12/15/2026	56,000	59,360
		107,042
Technology Hardware, Storage & Peripherals - 0.24%
NCR Corp.
6.125%, 09/01/2029 (r)	50,000	52,890
TOTAL INFORMATION TECHNOLOGY		426,577

MATERIALS - 3.36%
Chemicals - 1.34%
Atotech Alpha 3 BV / Alpha US Bidco, Inc.
6.250%, 02/01/2025 (r)	73,000	73,729
The Chemours Company
7.000%, 05/15/2025	63,000	59,800
Element Solutions, Inc.
5.875%, 12/01/2025 (r)	66,000	69,406
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (r)	134,000	98,573
		301,508
Containers & Packaging - 0.28%
Plastipak Holdings, Inc.
6.250%, 10/15/2025 (r)	74,000	61,975

Metals & Mining - 0.62%
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.
7.375%, 12/15/2023 (r)	64,000	61,440
Rain CII Carbon LLC / CII Carbon Corp.
7.250%, 04/01/2025 (r)	81,000	77,760
		139,200

Paper & Forest Products - 1.12%
Boise Cascade Company
5.625%, 09/01/2024 (r)	80,000	83,100
Mercer International, Inc.
7.375%, 01/15/2025	95,000	99,190
Schweitzer-Mauduit International, Inc.
6.875%, 10/01/2026 (r)	66,000	69,960
		252,250
TOTAL MATERIALS		754,933

REAL ESTATE - 0.45%
Equity Real Estate Investment Trusts - 0.45%
The GEO Group, Inc.
5.875%, 10/15/2024	104,000	89,960
6.000%, 04/15/2026	15,000	12,180
		102,140
TOTAL REAL ESTATE		102,140

UTILITIES - 0.10%
Independent Power and Renewable Electricity Producers - 0.10%
NRG Energy, Inc.
5.250%, 06/15/2029 (r)	20,000	21,581
TOTAL UTILITIES		21,581
Total corporate bonds (Cost $7,875,035)		7,308,243

TERM LOANS - 4.66%
CONSUMER DISCRETIONARY - 1.07%
Specialty Retail - 0.73%
Office Depot, Inc.
7.307% (1 Month LIBOR USD + 5.250%), 11/08/2022 (Acquired 11/03/2017 - 04/08/2019, Cost $57,408) (b) (m)	58,055	58,636
PetSmart, Inc.
6.040% (1 Month LIBOR USD + 4.000%), 03/11/2022 (Acquired 10/01/2018 - 01/02/2019, Cost $93,134) (b) (m)	108,167	105,727
		164,363
Textiles, Apparel & Luxury Goods - 0.34%
Boardriders, Inc.
8.544% (1 Month LIBOR USD + 6.500%), 04/23/2024 (Acquired 03/21/2018, Cost $77,676) (b) (m)	79,000	76,038
TOTAL CONSUMER DISCRETIONARY		240,401

CONSUMER STAPLES - 0.27%
Food Products - 0.27%
WEI Sales LLC
TBD, 03/31/2025 (Acquired 09/23/2019, Cost $59,850) (e) (m)	60,000	60,525
TOTAL CONSUMER STAPLES		60,525

ENERGY - 0.95%
Energy Equipment & Services - 0.73%
Fieldwood Energy LLC
7.506% (3 Month LIBOR USD + 5.250%), 04/11/2022 (Acquired 04/11/2018 - 09/06/2019, Cost $93,185) (b) (m)	95,218	82,985
9.506% (3 Month LIBOR USD + 7.250%), 04/11/2023 (Acquired 04/11/2018, Cost $105,257) (b) (m)	108,296	81,823
		164,808
Oil, Gas & Consumable Fuels - 0.22%
International Seaways Operating Corp.
8.050% (1 Month LIBOR USD + 6.000%), 06/22/2022 (Acquired 06/20/2017, Cost $48,674) (b) (m)	49,286	49,440
TOTAL ENERGY		214,248

HEALTH CARE - 0.51%
Health Care Providers & Services - 0.51%
Versant Health Holdco, Inc.
8.800% (1 Month LIBOR USD + 6.750%), 12/01/2025 (Acquired 11/02/2017 - 01/30/2018, Cost $114,527) (b) (m)	115,000	114,425
TOTAL HEALTH CARE		114,425

INDUSTRIALS - 0.87%
Commercial Services & Supplies - 0.59%
Brookfield WEC Holdings, Inc.
5.544% (1 Month LIBOR USD + 3.500%), 08/01/2025 (Acquired 07/26/2018 - 06/25/2019, Cost $78,690) (b) (m)	78,630	78,980
Drive Chassis Holdco LLC
10.588% (3 Month LIBOR USD + 8.250%), 04/10/2026 (Acquired 04/12/2019 - 05/16/2019, Cost $52,407) (b) (m)	55,000	52,456
		131,436

Machinery - 0.28%
Granite Holdings US Acquisition Company
TBD, 09/25/2026 (Acquired 09/25/2019, Cost $63,050) (e) (m)	65,000	63,456
TOTAL INDUSTRIALS		194,892

INFORMATION TECHNOLOGY - 0.29%
Software - 0.29%
The Dun & Bradstreet Corp.
7.054% (1 Month LIBOR USD + 5.000%), 02/06/2026 (Acquired 02/01/2019 - 02/05/2019, Cost $64,146) (b) (m)	65,000	65,481
TOTAL INFORMATION TECHNOLOGY		65,481

MATERIALS - 0.70%
Chemicals - 0.70%
Hexion, Inc.
5.600% (3 Month LIBOR USD + 3.500%), 07/01/2026 (Acquired 06/27/2019 - 07/10/2019, Cost $64,657) (b) (m)	64,838	64,838
Iracore International Holdings, Inc.
11.250% (1 Month LIBOR USD + 9.000%), 04/13/2021 (Acquired 04/13/2017, Cost $31,585) (b) (f) (m) (u)	31,585	31,585
Momentive Performance Materials USA LLC
5.300% (1 Month LIBOR USD + 3.250%), 05/15/2024 (Acquired 04/18/2019 - 04/23/2019, Cost $60,668) (b) (m)	60,848	60,524
TOTAL MATERIALS		156,947
Total term loans (Cost $1,064,914)		1,046,919
Total long-term investments (Cost $23,762,636)		22,304,205

SHORT-TERM INVESTMENTS - 1.82%	Shares
Money Market Funds - 1.45%	Held
JPMorgan U.S. Government Money Market Fund - Class IM, 1.42%^	325,351	325,351

	Principal
Time Deposits - 0.37%	Amount
Banco Santander SA, 1.25%, 10/01/2019*	$84,397	84,397
Total short-term investments (Cost $409,748)		409,748

Total investments - 101.10% (Cost $24,172,384)		22,713,953

Liabilities in excess of other assets - (1.10)%		(248,246)

Net assets - 100.00%		$22,465,707

(a)	-	Non-income producing security.
(b)	-	The coupon rate shown on variable rate securities represents the rate at September 30, 2019.
(c)	-	All or a portion of this security is segregated as collateral for delayed delivery securities.
(e)	-	Delayed delivery security.
(f)	-
Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was $852,127, which represented 3.79% of net assets.  See Security Valuation below.

(i)	-	Illiquid security. The total market value of these securities was $1,313,138, which represented 5.85% of net assets.
(m)	-
Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $1,821,139, which represented 8.11% of net assets.

(p)	-	Payment in-kind (PIK) security.
(r)	-
Rule 144A security of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $4,744,965, which represented 21.12% of net assets.

(u)	-	Value determined using significant unobservable inputs.
(v)	-
Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model.  The total market value of these securities was $191,477, which represented 0.85% of net assets.  See Security Valuation below.

ADR	-	American Depositary Receipt
LIBOR	-	London Interbank Offered Rate
TBD	-	To be determined.
USD	-	United States Dollar
^	-	Rate shown is the 7-day yield as of September 30, 2019.
*	-	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2019:

Level 1 --- Quoted prices in an active market:
Common Stocks	$12,339,020
Money Market Funds	325,351
Time Deposits	84,397
Level 2 --- Other significant observable market inputs:
Common Stocks:
Energy	384,463
Financials	166,593
Industrials	245,725
Convertible Bonds	79,200
Corporate Bonds	7,221,743
Term Loans	1,015,334
Level 3 --- Significant unobservable inputs:
Common Stocks:
Consumer Discretionary	236,640
Energy	16
Industrials	109,416
Materials	353,708
Preferred Stocks:
Consumer Staples	34,262
Corporate Bonds	86,500
Term Loans	31,585

Total Investments	$22,713,953

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

The following table provides information about the Level 3 values, as well as their inputs, as of September 30, 2019:

	Fair Value at September 30, 2019	Valuation Techniques	Unobservable Inputs	Input Values	Impact to Valuation from an Increase to Input

Common Stocks:	$236,640	Calculation of enterprise value using:
		Discounted cash flows	Yield (Discount rate of cash flows)	9.75% - 11.75%	Decrease
		Market comparable companies	EBITDA multiple	6x - 8x	Increase
		Transaction analysis	Guideline transactions	$499 Million - $602 Million	Increase
	0	Estimated recovery value	Probability of asset recovery	$ 0	Increase
	16	Last traded price (stale)	N/A	$ 0.01	Increase
	463,124	Market comparable companies	EBIT multiple	4x - 10x	Increase
Total Common Stocks	699,780

Preferred Stocks	34,262	Calculation of enterprise value using:
		Market comparable companies	EBITDA multiple	12x - 13x	Increase
		Transaction analysis	EBITDA multiple	6x - 9x	Increase

Corporate Bonds	86,500	Market quote (stale)	N/A	$ 50.00 - $90.00	Increase

Term Loans	31,585	Market quote (stale)	N/A	$ 100.00	Increase
	$852,127

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Corporate Bonds	Term Loans	Total
Balance at June 30, 2019	$722,262	$45,589	$86,500	$31,585	$885,936
Purchases	-	-	-	-	-
Sales	-	-	-	-	-
Accrued discounts (premiums)	-	-	(78)	-	(78)
Realized gains (losses)	-	-	-	-	-
Change in unrealized appreciation (depreciation)	(22,482)	(11,327)	78	-	(33,731)
Transfers into Level 3	-	-	-	-	-
Balance at September 30, 2019	$699,780	$34,262	$86,500	$31,585	$852,127

Change in unrealized appreciation (depreciation) for Level 3 assets held at September 30, 2019	$(22,482)	$(11,327)	$78	$-	$(33,731)

Commitments. Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged.  At September 30, 2019, the Fund did not have any outstanding bridge loan commitments.  Unfunded loan commitments are contractual obligations for funding to a borrower. At September 30, 2019, the Fund did not have any outstanding unfunded loan commitments.